Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation —   Compensation Discussion
and
Analysis”
on
pag
e 23
.

Year	Summary Compensation Table Total for PEO 1	Compensation Actually Paid to PEO 2	Average Summary Compensation Table Total for Non-PEO NEOs 3	Average Compensation Actually Paid to Non-PEO NEOs 4	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands) 7	Core Operating Earnings per Diluted Common Share 8
					Total Shareholder Return 5	Peer Group Total Shareholder Return 6
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$2,362,489	$2,041,226	$1,037,387	$877,141	$103	$96	$76,945	$2.49
2021	$2,534,260	$3,186,480	$1,051,924	$1,395,980	$124	$114	$81,793	$2.81
2020	$2,169,715	$1,834,306	$951,211	$778,408	$82	$90	$34,674	$1.70

1
The dollar amounts reported in column (b) are the amounts of total compensation reported for John R. Buran (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table” on page 38.

2
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Buran, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Buran during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Buran’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (i)	Equity Award Adjustments (ii)	Reported Change in the Actuarial Present Value of Pension Benefits (iii)	Pension Benefit Adjustments (iv)	Compensation Actually Paid to PEO
2022	$2,362,489	($590,085)	$268,822	—	—	$2,041,226
2021	$2,534,260	($507,650)	$1,209,597	($49,727)	—	$3,186,480
2020	$2,169,715	($465,065)	$136,469	($6,813)	—	$1,834,306

(i)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(ii)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$458,015	($271,353)	—	$3,102	—	$79,058	$268,822
2021	$674,025	$463,652	—	$35,044	—	$36,876	$1,209,597
2020	$386,575	($260,706)	—	($27,830)	—	$38,430	$136,469

(iii)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(iv)	There is no pension service cost or prior pension service cost in any applicable year.
3
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Buran, who has served as our CEO since 2005) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Buran) included for purposes of calculating the average amounts in each applicable year (2020-2022) are the same and as follows: Susan K. Cullen, Maria A. Grasso, Francis W. Korzekwinski and Michael Bingold.

4
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Buran), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Buran) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Buran) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (i)	Average Reported Change in the Actuarial Present Value of Pension Benefits		Average Pension Benefit Adjustments (iii)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$1,037,387	($296,297)	$136,051	—		—	$877,141
2021	$1,051,924	($259,363)	$598,201	$5,218	(ii)	—	$1,395,980
2020	$951,211	($233,522)	$83,617	($22,898)		—	$778,408

(i) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$229,982	($131,882)	—	$2,200	—	$35,751	$136,051
2021	$344,366	$221,338	—	$14,794	—	$17,703	$598,201
2020	$194,110	($116,674)	—	$(10,748)	—	$16,929	$83,617

(ii)
For 2021, the positive adjustment of $5,218 reflects the average of the amount that results from reversing the compensation (including both positive and negative amounts) reported in the “Change in Pension Value and Nonqualified Deferred Compensation” column of the Summary Compensation Table for 2021.

(iii)	There is no pension service cost or prior pension service cost in any applicable year.
5
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

6	The peer group used for this purpose is the following published weighted industry index: S&P U.S. BMI Banks – Mid-Atlantic Region Index.
7	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
8
While the Company uses numerous financial and
non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Core Operating Earnings per Diluted Common Share is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. Core Operating Earnings per Diluted Common Share excludes the effects of the net gains or losses from the sale of securities, net gains or losses from fair value adjustments, and net gains or losses from the disposition of assets, net amortization of purchase accounting adjustments, and merger expenses.

Company Selected Measure Name	Core Operating Earnings per Diluted Common Share
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Buran, who has served as our CEO since 2005) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Buran) included for purposes of calculating the average amounts in each applicable year (2020-2022) are the same and as follows: Susan K. Cullen, Maria A. Grasso, Francis W. Korzekwinski and Michael Bingold.
Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose is the following published weighted industry index: S&P U.S. BMI Banks – Mid-Atlantic Region Index.
PEO Total Compensation Amount	$ 2,362,489	$ 2,534,260	$ 2,169,715
PEO Actually Paid Compensation Amount	$ 2,041,226	3,186,480	1,834,306
Adjustment To PEO Compensation, Footnote [Text Block]
2
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Buran, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Buran during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Buran’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (i)	Equity Award Adjustments (ii)	Reported Change in the Actuarial Present Value of Pension Benefits (iii)	Pension Benefit Adjustments (iv)	Compensation Actually Paid to PEO
2022	$2,362,489	($590,085)	$268,822	—	—	$2,041,226
2021	$2,534,260	($507,650)	$1,209,597	($49,727)	—	$3,186,480
2020	$2,169,715	($465,065)	$136,469	($6,813)	—	$1,834,306

(i)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(ii)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$458,015	($271,353)	—	$3,102	—	$79,058	$268,822
2021	$674,025	$463,652	—	$35,044	—	$36,876	$1,209,597
2020	$386,575	($260,706)	—	($27,830)	—	$38,430	$136,469

(iii)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(iv)	There is no pension service cost or prior pension service cost in any applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 1,037,387	1,051,924	951,211
Non-PEO NEO Average Compensation Actually Paid Amount	$ 877,141	1,395,980	778,408
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
4
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Buran), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Buran) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Buran) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (i)	Average Reported Change in the Actuarial Present Value of Pension Benefits		Average Pension Benefit Adjustments (iii)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$1,037,387	($296,297)	$136,051	—		—	$877,141
2021	$1,051,924	($259,363)	$598,201	$5,218	(ii)	—	$1,395,980
2020	$951,211	($233,522)	$83,617	($22,898)		—	$778,408

(i) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$229,982	($131,882)	—	$2,200	—	$35,751	$136,051
2021	$344,366	$221,338	—	$14,794	—	$17,703	$598,201
2020	$194,110	($116,674)	—	$(10,748)	—	$16,929	$83,617

(ii)
For 2021, the positive adjustment of $5,218 reflects the average of the amount that results from reversing the compensation (including both positive and negative amounts) reported in the “Change in Pension Value and Nonqualified Deferred Compensation” column of the Summary Compensation Table for 2021.

(iii)	There is no pension service cost or prior pension service cost in any applicable year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
As outlined in the Pay versus Performance table above, the amount of compensation actually paid to Mr. Buran and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Buran) is aligned with the Company’s cumulative TSR over the three years presented in the table. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to Mr. Buran and to the other NEOs is tied to the performance of the Company. Generally, Company performance is directly reflected in TSR.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
As outlined in the Pay versus Performance table above, the amount of compensation actually paid to Mr. Buran and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Buran) is aligned with the Company’s net income over the three years presented in the table. While the Company does not use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the measure Core Operating Earnings per Diluted Common Share (“Core EPS”), which the Company does use when setting goals in the Company’s short-term incentive compensation program for the NEOs. As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis – Performance Based Annual Incentives”.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Core EPS
As outlined in the Pay versus Performance table above, the amount of compensation actually paid to Mr. Buran and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Ms. Buran) is aligned with the Company’s Core EPS over the three years presented in the table. The alignment of compensation actually paid with the Company’s Core EPS over the period presented is because a significant portion of the compensation actually paid to Mr. Buran and to the other NEOs is tied to the success of ongoing operations – which Core EPS captures. The Company believes this earnings measure is important to management and investors in evaluating its ongoing operating performance. Core EPS is a recognized industry metric and is a well-recognized measure of performance and profitability in the banking industry.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
As outlined in the Pay versus Performance table above, the Company’s cumulative TSR over the three years presented in the table was 3%, while the cumulative TSR of the peer group presented for this purpose, the S&P U.S. BMI Banks –
Mid-Atlantic
Region Index, was negative 4% over the same period. The Company’s cumulative TSR performed well against the S&P U.S. BMI Banks – Mid-Atlantic Region Index during the three years presented in the table, representing the Company’s strong financial performance as compared to the companies comprising the peer group.

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance
philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on the goal of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Core Operating Earnings per Diluted Common Share

•	Core Operating Return on Average Equity

•	Tangible Book Value

•	Total Charge-offs

Total Shareholder Return Amount	$ 103	124	82
Peer Group Total Shareholder Return Amount	96	114	90
Net Income (Loss)	$ 76,945,000	$ 81,793,000	$ 34,674,000
Company Selected Measure Amount	2.49	2.81	1.7
PEO Name	John R. Buran
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core Operating Earnings per Diluted Common Share
Non-GAAP Measure Description [Text Block]	While the Company uses numerous financial and
non-financial
	performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Core Operating Earnings per Diluted Common Share is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. Core Operating Earnings per Diluted Common Share excludes the effects of the net gains or losses from the sale of securities, net gains or losses from fair value adjustments, and net gains or losses from the disposition of assets, net amortization of purchase accounting adjustments, and merger expenses.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Core Operating Return on Average Equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Tangible Book Value
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Total Charge-offs
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 458,015	$ 674,025	$ 386,575
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(271,353)	463,652	(260,706)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,102	35,044	(27,830)
PEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	79,058	36,876	38,430
PEO [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(590,085)	(507,650)	(465,065)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	268,822	1,209,597	136,469
PEO [Member] | Reported Change In The Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(49,727)	(6,813)
PEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	229,982	344,366	194,110
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(131,882)	221,338	(116,674)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,200	14,794	(10,748)
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	35,751	17,703	16,929
Non-PEO NEO [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(296,297)	(259,363)	(233,522)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	136,051	598,201	83,617
Non-PEO NEO [Member] | Reported Change In The Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	5,218	(22,898)
Non-PEO NEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0